Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR International Multi-Style Fund, AQR International Defensive Style Fund, and AQR International
Momentum Style Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the AQR International Defensive Style Fund and the AQR International Momentum Style Fund (each, a “Target Fund”) will reorganize into the AQR International Multi-Style Fund (the “Acquiring Fund”). The transaction is referred to as the “Reorganization.”
The Reorganization does not require any action by shareholders of the Target Funds or the Acquiring Fund, and such shareholders are not being asked to vote on the Reorganization. In connection with the Reorganization, substantially all of each Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of each Target Fund and shares of the Acquiring Fund. If the Reorganization is completed, then shareholders of the Target Funds will receive the same class of shares of the Acquiring Fund with the same aggregate net asset value as the Target Fund shares that such shareholders hold immediately prior to the Reorganization. The Reorganization is expected to close during the second calendar quarter of 2026 (the “Closing”).
The Acquiring Fund invests in the same international investment universe of stocks as the Target Funds. Each Fund will pay for a portion of the costs of the Reorganization since the Reorganization is expected to benefit the Funds. Shareholders of the Target Funds will be sent a combined Information Statement/Prospectus in March 2026 containing important additional information about the Reorganization.
The Target Funds will continue sales and redemptions of its shares as described in the Prospectus until the Closing; however, a Target Fund may determine to no longer accept orders to purchase Target Fund shares as of a date prior to the Closing as may be later announced by such Target Fund. The Reorganization may be terminated or abandoned at any time before the Closing by action of the Board of Trustees of the Trust.
Effective upon the Closing, the Acquiring Fund will eliminate its current policy to, under normal circumstances, invest at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non‑U.S. companies.
Effective upon the Closing, with respect to the Acquiring Fund, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 11 of the Prospectus, is hereby deleted and restated as follows:
The Fund pursues its investment objective by investing, under normal market conditions, in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non‑U.S. companies.
The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price‑to‑book and price‑to‑earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund will generally invest in developed markets outside of the U.S. As of the date of this prospectus, the Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase.
The Fund generally invests in large‑cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit. The Fund may also invest in mid‑cap securities.
The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the MSCI Daily TR Net World Ex USA Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.
The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.
The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.
When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long- term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:
•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;
•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains; and
•
choosing a tax accounting method that reduces tax liability: for example, using the highest‑in, first‑out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.
Effective upon the Closing, with respect to the Acquiring Fund, the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 2 of the Summary Prospectus and page 12 of the Prospectus, is supplemented with the following disclosure:
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

AQR International Momentum Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR International Multi-Style Fund, AQR International Defensive Style Fund, and AQR International
Momentum Style Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the AQR International Defensive Style Fund and the AQR International Momentum Style Fund (each, a “Target Fund”) will reorganize into the AQR International Multi-Style Fund (the “Acquiring Fund”). The transaction is referred to as the “Reorganization.”
The Reorganization does not require any action by shareholders of the Target Funds or the Acquiring Fund, and such shareholders are not being asked to vote on the Reorganization. In connection with the Reorganization, substantially all of each Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of each Target Fund and shares of the Acquiring Fund. If the Reorganization is completed, then shareholders of the Target Funds will receive the same class of shares of the Acquiring Fund with the same aggregate net asset value as the Target Fund shares that such shareholders hold immediately prior to the Reorganization. The Reorganization is expected to close during the second calendar quarter of 2026 (the “Closing”).
The Acquiring Fund invests in the same international investment universe of stocks as the Target Funds. Each Fund will pay for a portion of the costs of the Reorganization since the Reorganization is expected to benefit the Funds. Shareholders of the Target Funds will be sent a combined Information Statement/Prospectus in March 2026 containing important additional information about the Reorganization.
The Target Funds will continue sales and redemptions of its shares as described in the Prospectus until the Closing; however, a Target Fund may determine to no longer accept orders to purchase Target Fund shares as of a date prior to the Closing as may be later announced by such Target Fund. The Reorganization may be terminated or abandoned at any time before the Closing by action of the Board of Trustees of the Trust.

AQR International Defensive Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR International Multi-Style Fund, AQR International Defensive Style Fund, and AQR International
Momentum Style Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the AQR International Defensive Style Fund and the AQR International Momentum Style Fund (each, a “Target Fund”) will reorganize into the AQR International Multi-Style Fund (the “Acquiring Fund”). The transaction is referred to as the “Reorganization.”
The Reorganization does not require any action by shareholders of the Target Funds or the Acquiring Fund, and such shareholders are not being asked to vote on the Reorganization. In connection with the Reorganization, substantially all of each Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of each Target Fund and shares of the Acquiring Fund. If the Reorganization is completed, then shareholders of the Target Funds will receive the same class of shares of the Acquiring Fund with the same aggregate net asset value as the Target Fund shares that such shareholders hold immediately prior to the Reorganization. The Reorganization is expected to close during the second calendar quarter of 2026 (the “Closing”).
The Acquiring Fund invests in the same international investment universe of stocks as the Target Funds. Each Fund will pay for a portion of the costs of the Reorganization since the Reorganization is expected to benefit the Funds. Shareholders of the Target Funds will be sent a combined Information Statement/Prospectus in March 2026 containing important additional information about the Reorganization.
The Target Funds will continue sales and redemptions of its shares as described in the Prospectus until the Closing; however, a Target Fund may determine to no longer accept orders to purchase Target Fund shares as of a date prior to the Closing as may be later announced by such Target Fund. The Reorganization may be terminated or abandoned at any time before the Closing by action of the Board of Trustees of the Trust.

AQR International Multi-Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR International Multi-Style Fund, AQR International Defensive Style Fund, and AQR International
Momentum Style Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the AQR International Defensive Style Fund and the AQR International Momentum Style Fund (each, a “Target Fund”) will reorganize into the AQR International Multi-Style Fund (the “Acquiring Fund”). The transaction is referred to as the “Reorganization.”
The Reorganization does not require any action by shareholders of the Target Funds or the Acquiring Fund, and such shareholders are not being asked to vote on the Reorganization. In connection with the Reorganization, substantially all of each Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of each Target Fund and shares of the Acquiring Fund. If the Reorganization is completed, then shareholders of the Target Funds will receive the same class of shares of the Acquiring Fund with the same aggregate net asset value as the Target Fund shares that such shareholders hold immediately prior to the Reorganization. The Reorganization is expected to close during the second calendar quarter of 2026 (the “Closing”).
The Acquiring Fund invests in the same international investment universe of stocks as the Target Funds. Each Fund will pay for a portion of the costs of the Reorganization since the Reorganization is expected to benefit the Funds. Shareholders of the Target Funds will be sent a combined Information Statement/Prospectus in March 2026 containing important additional information about the Reorganization.
The Target Funds will continue sales and redemptions of its shares as described in the Prospectus until the Closing; however, a Target Fund may determine to no longer accept orders to purchase Target Fund shares as of a date prior to the Closing as may be later announced by such Target Fund. The Reorganization may be terminated or abandoned at any time before the Closing by action of the Board of Trustees of the Trust.
Effective upon the Closing, the Acquiring Fund will eliminate its current policy to, under normal circumstances, invest at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non‑U.S. companies.
Effective upon the Closing, with respect to the Acquiring Fund, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 11 of the Prospectus, is hereby deleted and restated as follows:
The Fund pursues its investment objective by investing, under normal market conditions, in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non‑U.S. companies.
The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price‑to‑book and price‑to‑earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund will generally invest in developed markets outside of the U.S. As of the date of this prospectus, the Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase.
The Fund generally invests in large‑cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit. The Fund may also invest in mid‑cap securities.
The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the MSCI Daily TR Net World Ex USA Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.
The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.
The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.
When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long- term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:
•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;
•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains; and
•
choosing a tax accounting method that reduces tax liability: for example, using the highest‑in, first‑out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.
Effective upon the Closing, with respect to the Acquiring Fund, the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 2 of the Summary Prospectus and page 12 of the Prospectus, is supplemented with the following disclosure:
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.